Other intangibles, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangibles, net	Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Maintenance rights	$1,336,440	$1,669,742
Lease premium, net	340,967	460,251
	$1,677,407	$2,129,993
Movements in maintenance rights during the years ended December 31, 2025 and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Maintenance rights at beginning of period	$1,669,742	$2,099,513
EOL and MR contract maintenance rights expense	(71,103)	(144,726)
MR contract maintenance rights write-off due to maintenance liability release	(19,544)	(38,525)
EOL contract maintenance rights write-off due to cash receipt	(67,412)	(159,682)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(175,243)	(86,838)
Maintenance rights at end of period	$1,336,440	$1,669,742
The following tables present details of lease premium assets and related accumulated amortization as of December 31, 2025 and 2024:

	As of December 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$790,042	$(449,075)	$340,967

	As of December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$907,995	$(447,744)	$460,251

Lease premium assets that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above. The weighted average amortization period remaining for lease premium is 4.1 years.
During the years ended December 31, 2025, 2024 and 2023, we recorded amortization expense for lease premium assets of $115 million, $161 million and $178 million, respectively.
As of December 31, 2025, the estimated future amortization expense for lease premium assets was as follows:

Estimated amortization expense
2026	$103,099
2027	86,966
2028	72,877
2029	37,128
2030	25,740
Thereafter	15,157
$340,967
Other intangibles, net
Other intangibles consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Customer relationships, net	$113,706	$134,883
Other intangible assets	4,083	4,783
	$117,789	$139,666
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2025 and 2024:

	As of December 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(246,294)	$113,706

	As of December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(225,117)	$134,883
During the years ended December 31, 2025, 2024 and 2023, we recorded annual amortization expense for customer relationships of $21 million. The weighted average amortization period remaining for customer relationships is 5.4 years.
As of December 31, 2025, the estimated future amortization expense for customer relationships for the next five years is $21 million per year and $8 million thereafter.